Summary of Significant Accounting Policies - Schedule of Depreciation Rate of Property, Plant and Equipment (Details) (GGLG PROPERTIES PTY. LTD) (10-K) - GGLG PROPERTIES PTY. LTD. [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Building [Member]
Plant and equipment, depreciation rates	2.20%	2.20%
Leasehold Improvements [Member]
Plant and equipment, depreciation rates	2.50%	2.50%
Plant and Equipment [Member]
Plant and equipment, depreciation rates	13.00%	13.00%
Furniture and Fittings [Member] | Minimum [Member]
Plant and equipment, depreciation rates	10.00%	10.00%
Furniture and Fittings [Member] | Maximum [Member]
Plant and equipment, depreciation rates	30.00%	30.00%